INTERIM INVESTMENT SUB-ADVISORY AGREEMENT

AGREEMENT made as of this 20th day of September, 2019, by and between Nuveen Fund Advisors, LLC, a Delaware limited liability company (the “Adviser”), and Tortoise Capital Advisors, L.L.C., a Delaware limited liability company and a federally registered investment adviser (‘‘Tortoise” or the “Sub-Adviser”).

WHEREAS, Adviser serves as the investment manager for the Nuveen All Cap Energy MLP Opportunities Fund (the “Fund”), a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), pursuant to an Investment Management Agreement between Adviser and the Fund (as such agreement may be modified from time to time, the “Investment Management Agreement”);

WHEREAS, Adviser and Advisory Research, Inc. (the “Predecessor Sub-Adviser”) entered into an Investment Sub-Advisory Agreement (the “Prior Agreement”), dated November 7, 2014, pursuant to which the Predecessor Sub-Adviser has acted as investment sub-adviser to the Fund;

WHEREAS, the Prior Agreement was approved in accordance with the provisions of the 1940 Act;

WHEREAS, the Predecessor Sub-Adviser’s relevant business was acquired by the Sub-Adviser in a transaction deemed an “assignment” (as that term is defined in the 1940 Act), thus causing the automatic termination of the Prior Agreement by its own terms and the requirements of the 1940 Act;

WHEREAS, the Board of Trustees of the Fund, including a majority of Trustees who are not “interested persons” (as defined in the 1940 Act) of the Fund, has approved a new investment sub-advisory agreement (the “New Sub-Advisory Agreement”), having substantially the same terms as the Prior Agreement, and has submitted the approval of the New Sub-Advisory Agreement to a vote of the Fund’s shareholders, but the shareholders have not yet approved that New Sub-Advisory Agreement;

WHEREAS, Adviser desires to retain Sub-Adviser as its agent to furnish investment advisory services for the Fund’s investment portfolio, upon the terms and conditions hereafter set forth;

WHEREAS, the Board of Trustees of the Fund, including a majority of Trustees who are not “interested persons” (as defined in the 1940 Act) of the Fund, has determined that the scope and quality of services to be provided under this interim Agreement will be at least equivalent to the scope and quality of services provided under the Prior Agreement; and

WHEREAS, this Agreement is being entered into in reliance upon Rule 15a-4 under the 1940 Act;

NOW, THEREFORE, in consideration of the mutual covenants herein contained, the parties hereto agree as follows:

1. Appointment. Adviser hereby appoints the Sub-Adviser to provide certain sub-investment advisory services to the Fund for the period and on the terms set forth in this Agreement. The Sub-Adviser accepts such appointment and agrees to furnish the services herein set forth for the compensation herein provided.

2. Services to be Performed. Subject always to the supervision of the Fund’s Board of Trustees and the Adviser, the Sub-Adviser will furnish an investment program in respect of, make investment decisions for, and place all orders for the purchase and sale of securities for the Fund’s investment portfolio, all on behalf of the Fund and consistent with the investment objectives, policies and restrictions of the Fund, as such objectives, policies and restrictions may subsequently be changed by the Fund’s Board of Trustees and publicly described and as the Sub-Adviser is notified of such changes. In the performance of its duties, the Sub-Adviser will satisfy its fiduciary duties to the Fund, will monitor the Fund’s investments in securities selected for the Fund by the Sub-Adviser hereunder, and will comply with the provisions of the Fund’s Declaration of Trust and By-laws, as amended from time to time, and the investment objectives, policies and restrictions of the Fund, to the extent the Sub-Adviser has received such Declaration of Trust and By-laws and has been notified of such objectives, policies and restrictions. The Adviser will provide the Sub-Adviser with current copies of the Fund’s Declaration of Trust and By-laws and any amendments thereto, and any written objectives, policies, procedures or limitations as they may be relevant to the Sub-Adviser’s performance under this Agreement. The Sub-Adviser and the Adviser will each make its officers and employees available to the other from time to time at reasonable times to review investment policies of the Fund and to consult with each other regarding the investment affairs of the Fund. The Sub-Adviser will report to the Fund’s Board of Trustees and to the Adviser with respect to the implementation of such program.

The Sub-Adviser will vote proxies solicited by or with respect to the issuers of securities in which assets of the Fund allocated by the Adviser to the Sub-Adviser are invested, consistent with the Sub-Adviser’s proxy voting guidelines, as in effect from time to time, and the best interests of the Fund. The Sub-Adviser will maintain appropriate records detailing its voting of proxies on behalf of the Fund and upon reasonable request will provide a report setting forth the proposals voted on and how the Fund’s shares were voted including the name of the corresponding issuers.

The Sub-Adviser is authorized to select the brokers or dealers that will execute the purchases and sales of portfolio securities for the Fund, and is directed to use its commercially reasonable efforts to obtain best execution, which includes most favorable net results and execution of the Fund’s orders, taking into account all appropriate factors, including price, dealer spread or commission, size and difficulty of the transaction and research and other services, if any, that may be provided. It is understood that the Sub-Adviser will not be deemed to have acted unlawfully, or to have breached a fiduciary duty to the Fund, or be in breach of any obligation owing to the Fund under this Agreement, or otherwise, solely by reason of its having caused the Fund to pay a member of a securities exchange, a broker or a dealer a commission for effecting a securities transaction for the Fund in excess of the amount of commission another member of an exchange, broker or dealer would have charged if the Sub-Adviser determined in good faith that the commission paid was reasonable in relation to the brokerage or research services provided by such member, broker or dealer, viewed in terms of that particular transaction or the Sub-Adviser’s overall responsibilities with respect to its accounts, including the Fund, as to which it exercises investment discretion. In addition, if in the judgment of the Sub-Adviser, the Fund would be benefited by supplemental services, the Sub-Adviser is authorized to pay spreads or commissions to brokers or dealers furnishing such services in excess of spreads or commissions that another broker or dealer may charge for the same transaction provided that the Sub-Adviser determined in good faith that the commission or spread paid was reasonable in relation to the services provided. The Sub-Adviser will properly communicate to the officers and trustees of the Fund such information relating to transactions for the Fund as they may reasonably request. In no instance will the Fund’s portfolio securities be purchased from or sold to the Adviser, the Sub-Adviser or any affiliated person of the Fund, the Adviser or the Sub-Adviser, except as may be permitted under the 1940 Act.

The Sub-Adviser further agrees that it:

(a) will use the same degree of skill and care in providing such services as it uses in providing services to fiduciary accounts for which it has investment responsibilities;

(b) will conform to all applicable Rules and Regulations of the Securities and Exchange Commission in all material respects and in addition will conduct its activities under this Agreement in accordance with any applicable regulations of any governmental authority pertaining to its investment advisory activities;

(c) will report regularly to the Adviser and to the Board of Trustees of the Fund and will make appropriate persons available for the purpose of reviewing with representatives of the Adviser and the Board of Trustees on a regular basis at reasonable times the management of the Fund, including, without limitation, review of the general investment strategies of the Fund and the performance of the Fund’s investment portfolio in relation to standard industry indices and general conditions affecting the marketplace, and will provide various other reports from time to time as reasonably requested by the Adviser;

(d) will prepare such books and records with respect to the Fund’s securities transactions for the Fund’s investment portfolio as reasonably requested by the Adviser and will furnish the Adviser and Fund’s Board of Trustees such periodic and special reports as the Adviser and the Board of Trustees may reasonably request;

(e) will notify the Adviser promptly of any issuer-specific or market events or other situations of which it becomes aware (particularly those that may occur after the close of a foreign market in which the Fund’s portfolio securities may primarily trade but before the time at which such securities are priced on a given day) that may materially impact the pricing of one or more of the Fund’s portfolio securities; and, upon request, the Sub-Adviser will assist the Adviser in evaluating the impact that any such event identified by the Adviser or Sub-Adviser may have on the net asset value of the Fund and in determining a recommended fair value of the affected security or securities; and

(f) will not consult with any other sub-adviser of the Fund or any other sub-adviser to a fund under common control with the Fund concerning transactions of the Fund in securities or other assets.

3. Representations of the Sub-Adviser. The Sub-Adviser hereby represents that it:

(a) is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and will continue to be so registered for so long as this Agreement remains in effect;

(b) is not prohibited by the 1940 Act or the Advisers Act from performing investment advisory services for the Fund;

(c) has met, and will continue to meet for so long as this Agreement remains in effect, any applicable federal or state requirements and any applicable requirements of any regulatory or industry self-regulatory agency which are necessary to be met in order to perform investment advisory services for the Fund; and

(d) will immediately notify the Adviser of the occurrence of any event that would disqualify the Sub-Adviser from serving as an investment adviser of an investment company pursuant to Section 9(a) of the 1940 Act or otherwise.

4. Expenses. During the term of this Agreement, the Sub-Adviser will pay all expenses incurred by it in connection with its activities under this Agreement other than the cost of securities (including brokerage commissions, exchange fees, transfer taxes and other related expenses) purchased for the Fund.

5. Compensation. For the services provided and the expenses assumed pursuant to this Agreement, the Adviser will pay the Sub-Adviser, and the Sub-Adviser agrees to accept as full compensation therefor, a per annum portfolio management fee of 0.50% of the Fund’s managed assets. “Managed assets” for this purpose means the total assets of the Fund, minus the sum of its accrued liabilities (other than Fund liabilities incurred for the express purpose of creating effective leverage).

The portfolio management fee shall accrue on each calendar day, and shall be payable monthly on the first business day of the next succeeding calendar month. The daily fee accrual shall be computed by multiplying the fraction of one divided by the number of days in the calendar year by the applicable annual fee rate, and multiplying this product by the managed assets of the Fund, determined in the manner established by the Fund’s Board of Trustees, as of the close of business on the last preceding business day on which the Fund’s net asset value was determined.

For the month and year in which this Agreement becomes effective or terminates, there shall be an appropriate proration on the basis of the number of days that the Agreement is in effect during the month and year, respectively.

All portfolio management fee amounts accrued will be held in an interest-bearing escrow account with the Fund’s custodian or some other bank mutually agreeable to the Adviser and the Sub-Adviser. The terms of such escrow account shall state that if a majority of the holders of the outstanding voting securities of the Fund: (i) approve the New Sub-Advisory Agreement within 150 days from the date hereof, the amount in escrow (plus interest earned on that amount while in escrow) will be paid to the Sub-Adviser within seven (7) calendar days after such approval; and (ii) do not approve the New Sub-Advisory Agreement, the Sub-Adviser shall be paid, out of the escrow account, the lesser of (a) any costs incurred by the Sub-Adviser in performing this Agreement (plus interest earned on that amount while in escrow), or (b) the total amount in the escrow account (plus interest earned).

6. Services to Others. The Adviser understands, and has advised the Fund’s Board of Trustees, that the Sub-Adviser now acts, and may in the future act, as an investment adviser to other investment portfolios, including investment companies, provided that whenever the Fund and one or more other investment advisory clients of the Sub-Adviser have available funds for investment, investments suitable and appropriate for each will be allocated in a manner believed by the Sub-Adviser to be equitable to each. The Adviser recognizes, and has advised the Fund’s Board of Trustees, that in some cases this procedure may adversely affect the size of the position that the Fund may obtain in a particular security. It is further agreed that, on occasions when the Sub-Adviser deems the purchase or sale of a security to be in the best interests of the Fund as well as other accounts, it may, to the extent permitted by applicable law, but will not be obligated to, aggregate the securities to be so sold or purchased for the Fund with those to be sold or purchased for other accounts in order to obtain favorable execution and lower brokerage commissions. In addition, the Adviser understands, and has advised the Fund’s Board of Trustees, that the persons employed by the Sub-Adviser to assist in the Sub-Adviser’s duties under this Agreement will not devote their full such efforts and service to the Fund. It is also agreed that the Sub-Adviser may use any supplemental research obtained for the benefit of the Fund in providing investment advice to its other investment advisory accounts or for managing its own accounts. The Sub-Adviser shall be subject to a written code of ethics adopted by it pursuant to Rule 17j-1 of the 1940 Act and Rule 204A-l under the Advisers Act, and shall not be subject to any other code of ethics, including the Adviser’s code of ethics, unless specifically adopted by the Sub-Adviser.

7. Limitation of Liability. The Sub-Adviser shall not be liable for, and the Adviser will not take any action against the Sub-Adviser to hold Sub-Adviser liable for, any error of judgment or mistake of law or for any loss suffered by the Fund (including, without limitation, by reason of the purchase, sale or retention of any security) in connection with the performance of the Sub-Adviser’s duties under this Agreement, except for a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser in the performance of its duties under this Agreement, or by reason of its reckless disregard of its obligations and duties under this Agreement.

8. Term; Termination; Amendment. This Agreement shall become effective with respect to the Fund on the date first written above. This Agreement is an “interim agreement” within the meaning of Rule 15a-4 under the 1940 Act. This Agreement shall terminate no later than the earliest of: (i) 150 days from the date hereof; (ii) the execution of the New Sub-Advisory Agreement that has been approved by a vote of a majority of the holders of the outstanding voting securities of the Fund; and (iii) the effective date of a termination of this Interim Sub-Advisory Agreement pursuant to the two paragraphs immediately below.

This Agreement shall automatically terminate in the event of its assignment and may be terminated at any time without the payment of any penalty by the Adviser on no less than sixty (60) days’ written notice to the Sub-Adviser. This Agreement may be terminated at any time without the payment of any penalty by the Sub-Adviser on no less than sixty (60) days’ written notice to the Fund. This Agreement may also be terminated with respect to the Fund by action of the Board of Trustees or by a vote of a majority of the outstanding voting securities of the Fund on no less than ten (10) days’ written notice to the Sub-Adviser by the Fund.

This Agreement may be terminated with respect to the Fund at any time without payment of any penalty by action of the Board of Trustees or by a vote of a majority of the outstanding voting securities of the Fund in the event that it shall have been established by a court of competent jurisdiction that the Sub-Adviser or any officer or director of the Sub-Adviser has taken any action that results in a breach of the representations of the Sub-Adviser set forth herein.

The terms “assignment” and “vote of a majority of the outstanding voting securities shall have the meanings set forth in the 1940 Act and the rules and regulations thereunder.

Termination of this Agreement shall not affect the right of the Sub-Adviser to receive payments on any unpaid balance of the compensation described in Section 5 earned prior to the effective date of such termination.

9. Tortoise Name. The Fund shall furnish to the Sub-Adviser all prospectuses, proxy statements, reports to shareholders, sales literature or other material prepared for distribution which refers to the Sub-Adviser by name prior to the use thereof. The Fund shall not use any such materials if the Sub-Adviser reasonably objects to such use. This paragraph shall survive the termination of this Agreement.

10. Notice. Any notice under this Agreement shall be in writing, addressed and delivered or mailed, postage prepaid, to the other party:

If to the Adviser:	If to the Sub-Adviser:

Nuveen Fund Advisors, LLC	Tortoise Capital Advisors, L.L.C.
333 West Wacker Drive	11550 Ash Street, Suite 300
Chicago, Illinois 60606	Leawood, Kansas 66211
Attention: General Counsel	Attention: P. Bradley Adams

or such address as each such party may designate for the receipt of such notice.

11. Limitations on Liability. All parties hereto are expressly put on notice of the Fund’s Agreement and Declaration of Trust and all amendments thereto, a copy of which is on file with the Secretary of the Commonwealth of Massachusetts, and the limitation of shareholder and trustee liability contained therein. The obligations of the Fund entered in the name or on behalf thereof by any of the Trustees, representatives or agents are made not individually but only in such capacities and are not binding upon any of the Trustees, officers, or shareholders of the Fund individually but are binding upon only the assets and property of the Fund, and persons dealing with the Fund must look solely to the assets of the Fund and those assets belonging to the subject Fund, for the enforcement of any claims.

12. Miscellaneous. The captions in this Agreement are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect. If any provision of this Agreement is held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement will not be affected thereby.

This Agreement will be binding upon and shall inure to the benefit of the parties hereto and their respective successors.

13. Applicable Law. This Agreement shall be construed in accordance with applicable federal law and the laws of the State of Illinois.

IN WITNESS WHEREOF, the Adviser and the Sub-Adviser have caused this Agreement to be executed as of the day and year first above written.

NUVEEN FUND ADVISORS, LLC

By:	/s/ Gifford R. Zimmerman
Name:	Gifford R. Zimmerman
Title:	Managing Director

TORTOISE CAPITAL ADVISORS, L.L.C.

By:
Name:
Title:

IN WITNESS WHEREOF, the Adviser and the Sub-Adviser have caused this Agreement to be executed as of the day and year first above written.

NUVEEN FUND ADVISORS, LLC

By:
Name:
Title:

TORTOISE CAPITAL ADVISORS, L.L.C.

By:	/s/ P. Bradley Adams
Name:	P. Bradley Adams
Title:	Managing Director